FAIR VALUE MEASUREMENTS (Schedule of Market observable data of similar instruments) (Details) - Recurring [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents:
Money market funds	$ 2,500	$ 2,160,000
Other current assets:
Foreign currency derivative instruments		65,000
Other current liabilities:
Foreign currency derivative instruments	(56,000)
Total financial assets (liabilities)	(53,500)
Total financial assets		2,225,000
Level 1 [Member]
Cash and cash equivalents:
Money market funds	2,500	2,160,000
Other current liabilities:
Foreign currency derivative instruments	0
Total financial assets (liabilities)	2,500
Total financial assets		2,160,000
Level 2 [Member]
Other current assets:
Foreign currency derivative instruments		65,000
Other current liabilities:
Foreign currency derivative instruments	(56,000)
Total financial assets (liabilities)	$ (56,000)
Total financial assets		$ 65,000